TYPE                13F-HR
PERIOD              06/30/03
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2003

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       August 06, 2003
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:    $  271,910
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                               FORM 13F INFORMATION TABLE
                                               VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------- ----------- -------------------------------------------- -------- --------
AAIIPHARMA INC.         PUT         00252W954        3,098   156,000  SH   PUT  OTHER   01                156,000
AAIPHARMA INC.          COM         00252W104          841    42,350  SH        OTHER   01                      0 42,350
AFFILIATED COMPUTER SRVSPUT         008190950        4,573   100,000  SH   PUT  OTHER   01                100,000            -
ALLIED CAPITAL CORP     COM         01903Q108        1,423    61,600  SH        OTHER   01                      0    61,600
AMERICAN CAPITAL STRATEGCOM         024937104        6,128   244,935  SH        OTHER   01                244,935            -
AMERICAN CAPITAL STRATEGPUT         024937954        3,002   120,000  SH   PUT  OTHER   01                120,000
American Pharmaceutical COM         02886P109        1,146    33,800  SH        OTHER   01                      0    33,800
DIAMONDS TR             UNIT SER 1   252787106      20,230   225,000  SH        OTHER   01                225,000
FAIRFAX FINANCIAL HOLDINSUB VTG      303901102       4,078    26,500  SH        OTHER   01                      0    26,500
HARLEY DAVIDSON INC.    PUT          412822958       1,993    50,000  SH   PUT  OTHER   01                 50,000
HOME DEPOT INC          PUT          437076952       3,312   100,000  SH   PUT  OTHER   01                100,000
INTERWOVEN INC          COM         46114T102       22,10510,047,599  SH        OTHER   01             10,047,599
IRWIN FINANCIAL         COM          464119106       2,740   105,800  SH        OTHER   01                105,800
KRISPY KREME            PUT          501014954      12,976   315,100  SH   PUT  OTHER   01                315,100
Magna Entertainment CL-ACL A         559211107      22,388 4,442,001  SH        OTHER   01              4,442,001
MARTHA STEWART OMNIMEDIACL A         573083102      13,506 1,438,300  SH        OTHER   01              1,141,300297,000
MULTIMEDIA GAMES INC.   COM          625453105       3,020   118,892  SH        OTHER   01                118,892
NASDAQ 100 TR           PUT          631100954       5,990   200,000  SH   PUT  OTHER   01                200,000
NET2PHONE               COM         64108N106       11,689 2,674,849  SH        OTHER   01              2,674,849
NOVASTAR FINANCIAL INC  COM          669947400      14,579   244,000  SH        OTHER   01                 58,800185,200
POWERWAVE TECHNOLOGY    COM          739363109      32,782 5,321,774  SH        OTHER   01              5,321,774
PRE PAID LEGAL          COM          740065107       1,204    49,100  SH        OTHER   01                      0 49,100
PRE PAID LEGAL          PUT          740065957         392    16,000  SH   PUT  OTHER   01                 16,000
RADIAN GROUP            PUT          750236951         916    25,000  SH   PUT  OTHER   01                 25,000
RUBIO'S RESTURANT INC.  COM         78116B102        3,308   653,748  SH        OTHER   01                653,748
SANMINA CORP            COM          800907107      36,341 5,750,157  SH        OTHER   01              5,750,157
SEARS ROEBUCK INC       PUT          812387958      10,428   310,000  SH   PUT  OTHER   01                310,000
SUNRISE ASSISTED LIVING PUT         86768K956          289    12,900  SH   PUT  OTHER   01                 12,900
TECH DATA               COM          878237106      10,293   384,774  SH        OTHER   01                384,774
THE STREET.COM INC.     COM         88368Q103       10,045 2,132,704  SH        OTHER   01              2,132,704
TRIKON TECHNOLOGIES     COM NEW      896187408       4,437 1,249,982  SH        OTHER   01              1,249,982
WEIGHT WATCHERS         PUT          948626956       2,657    58,400  SH   PUT  OTHER   01                 58,400

 /TEXT
 /DOCUMENT
 /SUBMISSION